BALANCE SHEET COMPONENTS - Short term investment (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 53,508
Unrealized Gains	45
Fair value	53,553
U.S government securities
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	53,508
Unrealized Gains	45
Fair value	$ 53,553